Income and other taxes - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax recovery (expense):
Current period before undernoted items	$ (117,496)	$ (95,402)
Benefit from unrecognised loss carry forwards	23,860	10,115
Adjustments to prior years	2,609	(217)
Current tax recovery (expense)	(91,027)	(85,504)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	(56,258)	23,310
Adjustments to prior years	(2,331)	200
Change in U.S. tax rate	0	(36,567)
Change in other jurisdictions tax rates	35	734
Other	(3,910)	2,039
Deferred tax recovery (expense)	(62,464)	(10,284)
Tax expense (income), continuing operations	$ (153,491)	$ (95,788)